Accounts, other receivables, and customer advance	3 Months Ended
Nov. 30, 2021
Accounts Other Receivables And Customer Advance
Accounts, other receivables, and customer advance

6.          Accounts, other receivables, and customer advance

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	November 30, 2021	August 31, 2021
	$	$

Trade accounts receivable	11,096,122	9,677,725
Other receivables	49,917	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)
	10,061,734	8,646,807

A continuity of the Company’s allowance for doubtful accounts is as follows:

	November 30, 2021	August 31, 2021
	$	$

Allowance for doubtful accounts, August 31	(1,084,305)	(874,438)
Acquisition of SideQik	-	(140,896)
Provision, bad debt expense	-	(72,636)
Writeoffs	-	3,665
Allowance for doubtful accounts, November 30	(1,084,305)	(1,084,305)

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. The contract is expected to go through early calendar year 2023. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment;
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of November 30, 2021, $6 million had been advanced to the publisher and $2,368,948 had been recouped through the process explained above. As of November 30, 2021, a net amount of $3,631,052 was outstanding on the advance.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.